Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transactions with Related Parties
37.	Transactions with Related Parties

(1) List of related parties

Relationship	Company
Ultimate Controlling Entity	SK Holdings Co., Ltd.
Joint ventures	Dogus Planet, Inc. and 2 others
Associates	SK hynix Inc. and 41 others
Others	The Ultimate Controlling Entity’s subsidiaries and associates, etc.

(2) Compensation for the key management

The Parent Company considers registered directors (3 executive and 5 non-executive directors) who have substantial role and responsibility in planning, operations, and relevant controls of the business as key management. The compensation given to such key management for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Salaries	￦	4,488	2,169	1,645
Defined benefits plan expenses		920	258	424
Share option		548	414	—

	￦	5,956	2,841	2,069

Compensation for the key management includes salaries, non-monetary salaries and retirement benefits made in relation to the pension plan and compensation expenses related to share options granted.

(3)	Transactions with related parties for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
		2018
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	20,050	601,176	151,502	—

Associates	F&U Credit information Co., Ltd.		2,777	54,857	—	—
	HappyNarae Co., Ltd.(*2)		1,002	20,286	88,327	—
	SK hynix Inc(*3)		179,708	313	—	—
	KEB HanaCard Co., Ltd.		15,046	15,387	—	—
	Others(*4)		5,924	35,296	1,202	204

			204,457	126,139	89,529	204

Others	SK Engineering & Construction Co., Ltd.		4,662	1,122	8,700	—
	SK Innovation Co., Ltd.(*5)		44,010	996	—	—
	SK Networks Co., Ltd.(*6)		23,078	1,189,404	460	—
	SK Networks Services Co., Ltd.		774	90,723	5,478	—
	SK Telesys Co., Ltd.		362	10,945	127,840	—
	SK TNS Co., Ltd.		140	31,220	493,793	—
	SK Energy Co., Ltd.(*5)		15,134	897	—	—
	SK Gas Co., Ltd.		7,653	2	—
	SKC Infra Service Co., Ltd.		57	50,829	24,761	—
	Others(*5)		55,224	19,323	—	—

			151,094	1,395,461	661,032	—

		￦	375,601	2,122,776	902,063	204

(*1)	Operating expense and others include ￦203,636 million of dividends paid by the Parent Company.

(*2)	Transactions with HappyNarae Co., Ltd. occurred before disposal.

(*3)	Operating revenue and others include ￦146,100 million of dividends received from SK hynix Inc. which was deducted from the investment in associates.

(*4)	Operating revenue and others include ￦4,587 million of dividends received from Korea IT Fund, KIF-Stonebridge IT Investment Fund and UniSK which were deducted from the investment in associates.

(*5)

Operating revenue and others include ￦68,500 million received from disposal of the real estate investment fund to SK Innovation Co., Ltd., SK Energy Co., Ltd., SK Lubricants Co., Ltd., SK Trading International Co., Ltd. and SK Global Chemical Co., Ltd

(*6)	Operating expenses and others include costs for handset purchases amounting to ￦1,100,370 million.

(In millions of won)
		2017
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	25,049	600,600	283,556	—

Associates	F&U Credit information Co., Ltd.		3,431	52,150	153	—
	HappyNarae Co., Ltd.		3,025	29,276	68,472	—
	SK hynix Inc(*2)		123,873	251	—	—
	KEB HanaCard Co., Ltd.		17,873	15,045	—	—
	Others(*3)		10,720	33,389	940	204

			158,922	130,111	69,565	204

Others	SK Engineering & Construction Co., Ltd.		5,865	1,077	—	—
	SK Networks Co., Ltd.		21,694	1,220,251	671	—
	SK Networks Services Co., Ltd.		510	96,949	6,346	—
	SK Telesys Co., Ltd.		417	51,394	152,659	—
	SK TNS Co., Ltd.		137	37,051	494,621	—
	SK Energy Co., Ltd.		8,505	779	—	—
	SK Gas Co., Ltd.		2,727	4	—	—
	SK Innovation Co., Ltd.		7,639	950	—	—
	SK Shipping Co., Ltd.		3,183	35	—	—
	Ko-one energy service Co., Ltd		5,164	44	—	—
	SK Infosec Co., Ltd.		1,185	52,634	15,648	—
	SKC Infra Service Co., Ltd.		19	46,900	47,163	—
	Others		18,233	28,209	17	—

			75,278	1,536,277	717,125	—

		￦	259,249	2,266,988	1,070,246	204

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Operating revenue and others include ￦87,660 million of dividends declared by SK hynix Inc. which was deducted from the investment in associates.

(*3)	Operating revenue and others include ￦6,597 million of dividends received from the Korea IT Fund and others.

(In millions of won)
		2016
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Loans	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	23,104	652,855	235,502	—	—

Associates	F&U Credit information Co., Ltd.		2,865	47,905	—	—	—
	HappyNarae Co., Ltd.		304	15,506	38,984	—	—
	SK hynix Inc.(*2)		100,861	306	—	—	—
	KEB HanaCard Co., Ltd.		19,730	14,804	—	—	—
	Others(*3)		8,018	21,853	1,573	1,100	3,194

			131,778	100,374	40,557	1,100	3,194

Others	SK Engineering & Construction Co., Ltd.		5,916	1,739	10,694	—	—
	SK Networks Co., Ltd.		13,756	1,131,567	—	—	—
	SK Networks Services Co., Ltd.		1,248	94,906	6,793	—	—
	SK Telesys Co., Ltd.		419	52,488	142,605	—	—
	SK TNS Co., Ltd.		109	48,192	387,496	—	—
	SK Energy Co., Ltd.		7,670	834	—	—	—
	SK Gas Co., Ltd		2,500	4	—	—	—
	SK Innovation Co., Ltd.		9,757	915	1,080	—	—
	SK Shipping Co., Ltd.		5,435	—	—	—	—
	Ko-one energy service Co., Ltd		6,005	46	—	—	—
	SK Infosec Co., Ltd.		230	53,068	19,882	—	—
	SKC INFRA SERVICE Co., Ltd.		43	30,663	32,141	—	—
	Others		13,437	17,626	246	—	—

			66,525	1,432,048	600,937	—	—

		￦	221,407	2,185,277	876,996	1,100	3,194

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Operating revenue and others include ￦73,050 million of dividends paid by the associate which was deducted from the investment in associates.

(*3)	Operating revenue and others include ￦6,082 million of dividends received from the Korea IT Fund.

(4)	Account balances with related parties as of December 31, 2018 and 2017 are as follows:

(In millions of won)
		December 31, 2018
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc.	Accounts payable — other, etc.
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	5,987	139,260
	F&U Credit information Co., Ltd.		—	98	5,801
	SK hynix Inc.		—	14,766	89
	Wave City Development Co., Ltd.		—	37,263	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	KEB HanaCard Co., Ltd.		—	541	11,311
	Others		407	130	1,764

			22,554	52,798	18,965

Others	SK Engineering & Construction Co., Ltd.		—	1,561	760
	SK Networks. Co., Ltd.		—	2,647	167,433
	SK Networks Services Co., Ltd.		—	54	8,946
	SK Telesys Co., Ltd.		—	154	39,188
	SK TNS Co., Ltd.		—	—	89,017
	SK Innovation Co., Ltd.		—	4,696	1,019
	SK Energy Co., Ltd.		—	5,511	887
	SK Gas Co., Ltd.		—	2,225	60
	SK hystec Co., Ltd.		—	2,661	75
	Others		—	8,958	8,066

			—	28,467	315,451

		￦	22,554	87,252	473,676

(*)	As of December 31, 2018, the Parent Company recognized the entire balance of loans to Daehan Kanggun BcN Co., Ltd. as loss allowances.

(In millions of won)
		December 31, 2017
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — Trade, etc.	Accounts payable — other, etc.
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	2,068	148,066
Associates	HappyNarae Co., Ltd.		—	15	6,865
	F&U Credit information Co., Ltd.		—	21	1,612
	SK hynix Inc.		—	2,803	94
	Wave City Development Co., Ltd.		—	38,412	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	KEB HanaCard Co., Ltd.		—	1,427	11,099
	S.M. Culture & Contents Co., Ltd.		—	448	8,963
	Xian Tianlong Science and Technology Co., Ltd.		7,032	—	—
	Others		611	2,272	1,164

			29,790	45,398	29,797

Others	SK Engineering & Construction Co., Ltd.		—	2,033	69
	SK Networks. Co., Ltd.		—	3,050	267,297
	SK Networks Services Co., Ltd.		—	15	9,522
	SK Telesys Co., Ltd.		—	36	58,346
	SK TNS Co., Ltd.		—	3	140,311
	SK Innovation Co., Ltd.		—	4,112	599
	SK Energy Co., Ltd.		—	2,965	582
	SK Gas Co., Ltd.		—	1,941	9
	Others		—	2,998	27,318

			—	17,153	504,053

		￦	29,790	64,619	681,916

(*)	As of December 31, 2017, the Parent Company recognized the entire balance of loans to Daehan Kanggun BcN Co., Ltd. as loss allowances.

(5)

SK m&service Co., Ltd., a subsidiary of the Parent Company, has entered into a performance agreement with SK Energy Co., Ltd. and provided a blank note to SK Energy Co., Ltd., with regard to this transaction. In addition, SK Infosec Co., Ltd., a subsidiary of the Parent Company, also provided a blank note to SK Holdings Co., Ltd. with regard to performance guarantee.

(6)	There were additional investments and disposal transactions in associates and joint ventures during the years ended December 31, 2018 and 2017 as presented in note 13.